Other current operating assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	SFr 33.6	SFr 29.0
Indirect taxes (VAT/GST) receivables	72.8	45.4
Anticipated net sales returns	10.8	6.3
Income tax receivables	1.6	6.7
Other current operating assets	39.3	26.3
Other current operating assets	SFr 158.2	SFr 113.7